As filed with the Securities and Exchange Commission on May 14, 2018

File No. 002-35566

811-01976

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 75 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 53 ☒

Sequoia Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

9 West 57th Street, Suite 5000

New York, NY 10019

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 686-6884

(Name and Address of Agent for Service) David M. Poppe Ruane, Cunniff & Goldfarb L.P. 9 West 57th Street Suite 5000 New York, New York 10019	Copy to: Paul M. Miller Seward & Kissel LLP 901 K Street, NW Washington, D.C. 20001

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on _____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 14th day of May, 2018.

SEQUOIA FUND, INC.

By:	/s/David M. Poppe
David M. Poppe President, Chief Executive Officer and Director

Pursuant to the requirements of the 1933 Act, this Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

(1) Principal Executive Officer:	President, CEO and Director	May 14, 2018

By: /s/David M. Poppe
David M. Poppe

(2) Principal Financial and Accounting Officer:	Treasurer	May 14, 2018

By: /s/Patrick Dennis
Patrick Dennis

(3) All of the Directors:

By: /s/David M. Poppe		May 14, 2018
David M. Poppe

Roger Lowenstein*		May 14, 2018
Edward Lazarus*		May 14, 2018
Robert L. Swiggett*		May 14, 2018
Tim Medley*		May 14, 2018
Peter Atkins*		May 14, 2018
John B. Harris*		May 14, 2018
Melissa Crandall*		May 14, 2018

*By: /s/David M. Poppe		May 14, 2018
David M. Poppe
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase